Fair Value Measurements	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
(8)	Fair Value Measurements

(a)	Fair Value Hierarchy

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2014, no such assets and liabilities as of December 31, 2015 and 2016:

Fair value measurements at December 31, 2014
Quoted prices
		in active	Significant
		markets for	other	Significant
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2014	(Level 1)	(Level 2)	(Level 3)
Assets:
Foreign currency forward contract	4,195	—	4,195	—
Total	4,195	—	4,195	—

The following table presents the Company’s activity for liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as defined in ASC Topic 820 for the year ended December 31, 2014. No such activities were made by the Company for the years ended December 31, 2015 and 2016.

Assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3 valuation)

Liabilities
Interest rate swap
Balance at December 31, 2013	3,733
Total realized and unrealized losses:
Included in earnings	81
Included in other comprehensive income	—
Settlement	(3,814)
Balance at December 31, 2014	—
Total gain for 2014:
included in earnings attributable to other current liabilities and accrued expenses held at December 31, 2014	(3,733)

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a non-recurring basis as of December 31, 2015:

	Fair Value Measurements at Reporting Date Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	Balance as of	Identical	Observable	Unobservable
	31 December	Assets	Inputs	Inputs	Total
Description	2015	(Level 1)	(Level 2)	(Level 3)	losses
Assets:
Long-lived assets	6,825,694			6,825,694	(3,804,116)

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a non-recurring basis as of December 31, 2016

	Fair Value Measurements at Reporting Date Using
		Quoted Prices
		in Active	Significant
	Balance as	Markets for	Other
	of	Identical	Observable	Significant
	31 December	Assets	Inputs	Unobservable Inputs	Total
Description	2016	(Level 1)	(Level 2)	(Level 3)	losses
Assets:
Long-lived assets	4,745,230			4,745,230	(5,068,028)

The long-lived assets represent property, plant and equipment for production of multi-crystalline wafers and certain machines (note (6))

In accordance with the provisions of the Impairment or Disposal of Long-Lived Assets Subsections of FASB Codification Subtopic 360—10, as of December 31, 2016, long-lived assets held and used with a carrying amount of RMB 6,022,603 (US$ 867,435) were written down to their fair value of RMB 4,745,230(US$ 683,455), resulting in an impairment charge of RMB 1,277,373(US$ 183,980), which was calculated based on Level 3 Inputs and included in “Impairment of long-lived assets” in the Consolidated Statements of Comprehensive Loss.

The Company determined that buildings, machinery and equipment, land use rights and shared assets in all solar production lines (including production lines of ingot, wafer, cell and module, hereafter “Solar Production Lines”) were one asset group and subject to be tested for impairment.

The significant unobservable inputs used in the valuation of the fair value of the asset group subject to impairment are as following:

•
Weighted average cost of capital, or WACC—The WACCs were determined based on a consideration of such factors as risk-free rate, comparative industry risk, equity risk premium, company size and company-specific factors. The Company used WACC of 15% in the discounted cash flow.

•
Comparable companies—In deriving the discounted cash flow and WACCs, which are used as the discount rates under the discounted cash flow, three to four publicly traded solar companies were selected for reference as market participants.

(b)	Fair Value of Financial Instruments

Management used the following methods and assumptions to estimate the fair value of financial instruments at the relevant balance sheet dates:

•
Short-term financial instruments (cash and cash equivalents, restricted cash, accounts receivable, amounts due from related parties, accounts payable, short-term borrowing, and amounts due to related parties) - cost approximates fair value because of the short maturity period.

⋅
The fair value of past due mid-term notes disclosed above approximates to its carrying amount. As a common practice in China, government normally would take collective efforts to protect state-owned banks' benefits from having non-performing assets. The chance that the Company can avoid from paying the debt in full is very remote, and therefore the Company determined that cost of medium term note should be equal to its fair value where no further discount can be applied.

•
Long-term debt and long-term payable (included in other liabilities) - fair value is based on the amount of future cash flows associated with each debt instrument discounted at the Company’s current borrowing rate for similar debt instruments with comparable terms. As of December 31, 2015 and 2016, the carrying values of the Company’s long term debt and long-term payable approximate their fair values as all the long-term borrowings carries variable interest rates which approximate rates currently offered by the Company’s bankers for similar debt instruments of comparable maturities.